Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 7. LEASES

On August 11, 2021, the Company entered into a lease agreement, whereby the Company agreed to lease office space in Kissimmee, Florida expiring November 30, 2033. The lease commencement date was not identified until July 15, 2022 when the Company entered into the First Amendment to the original lease agreement, pursuant to which the commencement date would be July 1, 2022. The Company will owe monthly rental payments ranging from $6,512 to $50,039 over the term of the lease. The Company initially recorded right-to-use asset and lease liability of $3,889,565 using the Company’s incremental borrowing rate of 6.3% at December 31, 2022.

The Company also has a five-year lease in the UK for office space expiring December 16, 2026. The Company will owe monthly rental payments ranging from $3,092 to $3,401 over the term of the lease. The Company initially recorded right-to-use asset and lease liability of $161,057 using the Company’s incremental borrowing rate of 6.3% at December 31, 2022.

On March 23, 2023, the Company entered into a lease agreement, whereby the Company agreed to lease warehouse space in Kissimmee, Florida expiring March 31, 2026. The Company will owe monthly rental payments ranging from $5,844 to $6,171 over the term of the lease. The Company recorded right-to-use asset and lease liability of $196,796 using the Company’s incremental borrowing rate of 6.3% at December 31, 2022.

Pursuant to the agreement with One Drivers Club, the Company is currently paying $5,000 a month in short-term lease costs on a month-to-month basis until there is substantial completion of the Build-Out (See Note 14).

The Company’s commercial properties are subject to Common Area Maintenance (“CAM”) charges, which represent the tenant’s pro-rata share of the operating expenses incurred by the landlord in the operation of the buildings. These expenses include, but are not limited to, property taxes, insurance premiums, utilities for common areas, maintenance and service agreements and supplies and materials used in the operation and maintenance of the property, cost of repairs and enhancements to common areas, owner’s association fees, and cost of capital improvements or modifications only if the capital improvements reduce operating costs. The Company’s share of the CAM is paid by the Company as additional rent based on the landlord’s written estimate of the CAM for the following year. Within 150 days following the end of each calendar year the landlord provides a statement to the Company reconciling the estimated CAM expenses for the year to the actual costs incurred. The Company does not include CAM charges in the calculation of their right-of-use assets or lease liabilities.

Quantitative information regarding the Company’s leases is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Lease expenses
Operating lease expenses	$150,278	$150,278	$300,556	$300,556
Short-term lease costs	18,750	-	33,750	-
Variable and other lease costs	5,754	25,900	8,079	34,728
Total lease cost	$174,782	$176,178	$342,385	$335,284

Cash paid for operating leases was $286,820 and $227,650 for the six months ended June 30, 2025, and 2024, respectively.

For operating lease assets and liabilities, the weighted average remaining lease term was 8.19 years and 8.59 years as of June 30, 2025, and December 31, 2024, respectively. The weighted average discount rate used in the valuation over the remaining lease terms was 6.3% as of June 30, 2025, and December 31, 2024, respectively.

Maturity analysis under the lease agreement is as follows:

Total
2025 (excluding six months ended June 30, 2025)	$288,608
2026	535,720
2027	492,318
2028	508,885
2029 and beyond	2,765,297
4,590,828
Less: present value discount	(1,036,750)
Lease liability	$3,554,078

NOTE 9. LEASES

Prior to 2022, the Company entered into several lease renewal agreements with landlord whereby the Company agreed to lease office space in Kissimmee, Florida. All of these lease renewal agreements expired during the year ended December 31, 2022. The leases had rental payments from $1,423 per month to $2,801 per month.

On August 11, 2021, the Company entered into a lease agreement, whereby the Company agreed to lease office space in Kissimmee, Florida for a term of 137 months following the lease commencement date. The lease commencement date was not identified until July 15, 2022 when the Company entered into the First Amendment to the original lease agreement, pursuant to which the commencement date would be July 1, 2022. The Company will owe monthly rental payments ranging from $6,512 to $50,039 over the term of the lease.

The Company also has a five-year lease in the UK for office space expiring December 16, 2026. The Company will owe monthly rental payments ranging from $3,092 to $3,401 over the term of the lease.

On March 23, 2023, the Company entered into a lease agreement, whereby the Company agreed to lease warehouse space in Kissimmee, Florida for a term of 37 months following the lease commencement date beginning on or about of March 26, 2023. The Company will owe monthly rental payments ranging from $5,844 to $6,171 over the term of the lease. The Company recorded right-to-use asset and lease liability of $196,796 using the Company’s incremental borrowing rate of 6.3% at December 31, 2023.

The Company’s commercial properties are subject to Common Are Maintenance (“CAM”) charges, which represent the tenant’s pro-rata share of the operating expenses incurred by the landlord in the operation of the buildings. These expenses include, but are not limited to, property taxes, insurance premiums, utilities for common areas, maintenance and service agreements and supplies and materials used in the operation and maintenance of the property, cost of repairs and enhancements to common areas, owner’s association fees, and cost of capital improvements or modifications only if the capital improvements reduce operating costs. The Company’s share of the CAM is paid by the Company as additional rent based on the landlord’s written estimate of the CAM for the following year. Within 150 days following the end of each calendar year the landlord provides a statement to the Company reconciling the estimated CAM expenses for the year to the actual costs incurred.

Maturity analysis under the lease agreements are as follows:

Total
2025	$575,360
2026	535,719
2027	492,318
2028	508,885
2029 and beyond	2,765,250
4,877,532
Less: present value discount	(1,150,349)
Lease liability	$3,727,183

Lease expense for the years ended December 31, 2024 and 2023 was $601,113 and $591,588, respectively.

Qualitative information regarding the Company’s leases is as follows:

	The Years Ended December 31,
	2024	2023
Lease expenses
Operating lease expenses	$601,113	$591,588
Variable and other lease costs	44,728	5,395
Total lease cost	$645,841	$596,983
Other information
Cash paid for the amounts included in the measurement of lease liabilities for operating leases:
Operating cash flows	$557,703	$506,783
Weighted-average remaining lease term (in years):
Operating leases	8.59	9.53
Weighted-average discount rate:
Operating leases	6.3%	6.3%